Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock [member]	Share premium [member]	Reserve for repurchase of shares [member]	Retained earnings [member]	Effects of derivatives classified as hedging instruments [member]	Foreign currency translation reserve [member]	Actuarial remeasurements net [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2017	$ 1,174,432	$ 414,385	$ 493,141	$ 32,367,912	$ 0	$ 1,268,021	$ (98,938)	$ 35,618,953	$ 58,975	$ 35,677,928
Dividends paid	0	0	0	(852,000)	0	0	0	(852,000)	0	(852,000)
Dividends paid to non-controlling interest	0	0	0	0	0	0	0	0	(1,131)	(1,131)
Reserve for repurchase of shares	0	0	73,559	(73,559)	0	0	0	0	0	0
Repurchase and sale of shares	0	85	(4,653)	0	0	0	0	(4,568)	0	(4,568)
Comprehensive income for the year:
Profit for the year	0	0	0	3,349,967	0	0	0	3,349,967	11,606	3,361,573
Other comprehensive income	0	0	0	0	(307)	5,650	(21,440)	(16,097)	0	(16,097)
Total comprehensive income for the year	0	0	0	3,349,967	(307)	5,650	(21,440)	3,333,870	11,606	3,345,476
Balance at Dec. 31, 2018	1,174,432	414,470	562,047	34,792,320	(307)	1,273,671	(120,378)	38,096,255	69,450	38,165,705
Dividends paid	0	0	0	(840,000)	0	0	0	(840,000)	0	(840,000)
Dividends paid to non-controlling interest	0	0	0	0	0	0	0	0	(1,985)	(1,985)
Reserve for repurchase of shares	0	0	747,840	(747,840)	0	0	0	0	0	0
Repurchase and sale of shares	0	46	(1,520)	0	0	0	0	(1,474)	0	(1,474)
Comprehensive income for the year:
Profit for the year	0	0	0	3,219,931	0	0	0	3,219,931	12,895	3,232,826
Other comprehensive income	0	0	0	0	(19,464)	(199,746)	(75,527)	(294,737)	0	(294,737)
Total comprehensive income for the year	0	0	0	3,219,931	(19,464)	(199,746)	(75,527)	2,925,194	12,895	2,938,089
Balance at Dec. 31, 2019	1,174,432	414,516	1,308,367	36,424,411	(19,771)	1,073,925	(195,905)	40,179,975	80,360	40,260,335
Dividends paid	0	0	0	(791,744)	0	0	0	(791,744)	0	(791,744)
Dividends paid to non-controlling interest	0	0	0	0	0	0	0	0	(1,879)	(1,879)
Reserve for repurchase of shares	0	0	(39,482)	39,482	0	0	0	0	0	0
Repurchase and sale of shares	0	(1,093)	(2,416)	0	0	0	0	(3,509)	0	(3,509)
Increase in non-controlling interest in acquired business	0	0	0	0	0	0	0	0	494,272	494,272
Comprehensive income for the year:
Profit for the year	0	0	0	3,935,672	0	0	0	3,935,672	36,420	3,972,092
Other comprehensive income	0	0	0	0	(247,581)	317,609	(72,787)	(2,759)	0	(2,759)
Total comprehensive income for the year	0	0	0	3,935,672	(247,581)	317,609	(72,787)	3,932,913	36,420	3,969,333
Balance at Dec. 31, 2020	$ 1,174,432	$ 413,423	$ 1,266,469	$ 39,607,821	$ (267,352)	$ 1,391,534	$ (268,692)	$ 43,317,635	$ 609,173	$ 43,926,808